Employee expenses - Schedule of Employee expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Wages, salaries and other costs	$ 44,058	$ 24,061	$ 19,245
Social security costs	7,292	3,871	3,452
Expense recognized	42,928	1,117	469
Defined benefit plan costs	966	462	535
Defined contribution plan costs	727	540	481
Employee expenses	$ 95,971	$ 30,051	$ 24,182